Other Income (Expenses), Net - Other Income (Expenses), Net from Continuing and Discontinued Operations (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Other income (expense), net	$ 1,571,579	$ (76,501)	$ 311,050
Continuing Operations [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income (expense), net	845,806	1,116,279	370,274
Discontinued Operations [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income (expense), net	$ 725,773	$ (1,192,780)	$ (59,224)